RELATED PARTY TRANSACTIONS - TRANSACTIONS WITH SINOPEC GROUP COMPANY AND FELLOW SUBSIDIARIES, ASSOCIATES AND JOINT VENTURES - AMOUNTS DUE FROM/TO RELATED PARTIES - NARRATIVE (Details) - CNY (¥)
¥ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Trade accounts receivable	¥ 35,587	¥ 54,375
Financial assets at fair value through other comprehensive income	10,260	10,182
Prepaid expenses and other current assets	58,592	57,924
Long-term prepayments and other assets	74,489	65,437
Contract liabilities	126,160	126,833
Other payables	178,637	148,118
Other long-term liabilities	18,960	16,524
Long-term loans excluding current portion from Sinopec Group Company and fellow subsidiaries	11,778	9,626
Lease liabilities (including to be paid within one year)	187,598	192,872
Sinopec Group Company and fellow subsidiaries, associates and joint ventures
Disclosure of transactions between related parties [line items]
Trade accounts receivable	16,896	12,470
Financial assets at fair value through other comprehensive income	760	407
Prepaid expenses and other current assets	19,305	12,771
Long-term prepayments and other assets	6,435	734
Total	43,396	26,382
Trade accounts payable and bills payable	22,805	25,177
Contract liabilities	5,940	4,456
Other payables	12,116	18,793
Other long-term liabilities	3,010
Short-term loans and current portion of long-term loans from Sinopec Group Company and fellow subsidiaries	5,264	43,289
Long-term loans excluding current portion from Sinopec Group Company and fellow subsidiaries	11,778	9,626
Lease liabilities (including to be paid within one year)	162,048	171,402
Total	¥ 222,961	¥ 272,743